LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE - Long-term Debt (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2020 JPY (¥)	Nov. 30, 2020 EUR (€)	Oct. 31, 2020 EUR (€)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
JAPAN | EDAP Technomed Co Ltd. [Member] | Loan One [Member]
Debt Instrument, Face Amount | ¥	¥ 80,000,000			¥ 80,000,000	¥ 80,000,000
Maturity				Aug. 02, 2026	Aug. 02, 2026
Interest rate	1.98%			1.98%	1.98%	1.98%	1.98%	1.98%
Frequency of principal payments				Monthly instalment	Monthly instalment
JAPAN | EDAP Technomed Co Ltd. [Member] | Loan Two [Member]
Debt Instrument, Face Amount | ¥	¥ 50,000,000			¥ 50,000,000	¥ 40,000,000
Maturity				Apr. 02, 2025	Apr. 15, 2020
Interest rate	1.80%			1.80%	2.91%	1.80%	1.80%	2.91%
Frequency of principal payments				Monthly instalment	Monthly instalment
GERMANY | EDAP TMS GMBH [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member] | Loan One [Member]
Debt Instrument, Face Amount		€ 450,000				€ 400,000		€ 136,500
Maturity		Nov. 30, 2020		Apr. 30, 2023	Dec. 31, 2022
Interest rate	2.40%	2.49%		2.40%	2.25%	2.40%	2.40%	2.25%
Frequency of principal payments		Monthly instalment		Monthly instalment	Monthly instalment
France | EDAP TMS France [Member] | Loan One [Member]
Debt Instrument, Face Amount			€ 218,000			€ 700,000		€ 700,000
Maturity			Apr. 01, 2025	Oct. 16, 2021	Oct. 16, 2021
Interest rate	0.40%		0.99%	0.40%	0.40%	0.40%	0.40%	0.40%
Frequency of principal payments			Monthly instalment	Quarterly instalment	Quarterly instalment
France | EDAP TMS France [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member] | Loan One [Member]
Debt Instrument, Face Amount						€ 2,000,000
Maturity	Aug. 11, 2021
Interest rate	0.25%			0.25%		0.25%	0.25%
Frequency of principal payments	Monthly instalment
France | EDAP TMS France [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 2 [Member] | Loan One [Member]
Debt Instrument, Face Amount						€ 2,000,000
Maturity	Aug. 04, 2021
Interest rate	0.25%			0.25%		0.25%	0.25%
Frequency of principal payments	Monthly instalment
Malaysia | EDAP Technomed Sdn Bdh [Member]
Debt Instrument, Face Amount | $							$ 90
Maturity				Jul. 31, 2022
Interest rate	4.64%			4.64%		4.64%	4.64%
Frequency of principal payments				Monthly instalment
USA | EDAP Technomed Co Ltd. [Member]
Debt Instrument, Face Amount						€ 221,217
Maturity				May 14, 2022
Interest rate	1.00%			1.00%		1.00%	1.00%
Frequency of principal payments				Monthly instalment